UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: June 30, 2005


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
08/08/2005


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total: 71
                                       ----


Form 13F Information Table Value Total:   $ 53,535,214.20
                                       ------------------------





OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 JUNE 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                  Com                  002824100    441     8995       8995     0       0         8995        0         0
Aberdeen Asia Pac Incom Fd   Com                  003009107    556    88275      88275     0       0        88275        0         0
ADE Corp MA                  Com                  00089C107    536    19095      19095     0       0        19095        0         0
Alliance World Dollar Gov    Com                  01879R106    407    32800      32800     0       0        32800        0         0
Allied Capital Corp          Com                  01903Q108   1432    49200      49200     0       0        49200        0         0
AllState Corp                Com                  020002101    323     5400       5400     0       0         5400        0         0
American Shared Hospital     Com                  029595105     64    10400      10400     0       0        10400        0         0
Aust & NZ BnkGrp             Sponsored ADR        052528304    455     5500       5500     0       0         5500        0         0
Barrick Gold Cp              Com                  067901108   1013    40474      40474     0       0        40474        0         0
BHP Ltd                      Sponsored ADR        088606108    527    19291      19291     0       0        19291        0         0
BP Plc                       Sponsored ADR        055622104    306     4910       4910     0       0         4910        0         0
Brascan Corp                 CL A LTD VT SH       10549P606   1551    40650      40650     0       0        40650        0         0
Bristol Myers Squibb         Com                  110122108   1189    47600      47600     0       0        47600        0         0
Burlington North Santa Fe    Com                  12189T104    209     4442       4442     0       0         4442        0         0
Ciena Corp                   Com                  171779101     27    13000      13000     0       0        13000        0         0
CIGNA Corp                   Com                  125509109    225     2100       2100     0       0         2100        0         0
Cisco Systems                Com                  17275R102   1341    70300      70300     0       0        70300        0         0
Coeur d'Alene Mines Corp     Com                  192108108    124    34237      34237     0       0        34237        0         0
Corporate High Yld FD V      Com                  219931102    550    37411      37411     0       0        37411        0         0
Du Pont de Numours           Com                  263524109    352     8184       8184     0       0         8184        0         0
Duke Realty Invest           Com                  624411505    453    14300      14300     0       0        14300        0         0
Eaton Vance Senior           Sh Ben Int           27826S103     97    12093      12093     0       0        12093        0         0
Enerplus Resources Fund      Unit Tr G New        29274D604   2414    63200      63200     0       0        63200        0         0
Eaton Vance MA Mu Ic         Sh Ben Int           27886E104    170    10681      10681     0       0        10681        0         0
Exxon Mobil Corp             Com                  30231G102    782    13600      13600     0       0        13600        0         0
Federated Department Stores  Com                  31410H101   1173    16001      16001     0       0        16001        0         0
Ford Motor Co                Com                  345370100    335    32682      32682     0       0        32682        0         0
General Electric             Com                  369604103    640    18458      18458     0       0        18458        0         0
GlaxoSmithkline              Sponsored ADR        37733W105    306     6310       6310     0       0         6310        0         0
Great Lakes Chem             Com                  390568103   1067    33900      33900     0       0        33900        0         0
Grp Telvsa SA De Cv          Sp ADR REP ORD       40049J206    242     3900       3900     0       0         3900        0         0
H&Q Life Sciences Fd         Sh Ben Int           404053100    170    10738      10738     0       0        10738        0         0
Hecla Mng                    Pfd CV Ser B         422704205    259     4000       4000     0       0         4000        0         0
Hewlett Packard              Com                  428236102    266    11300      11300     0       0        11300        0         0
Input/Output                 Com                  457652105    259    41200      41200     0       0        41200        0         0
iShares MSCI Japan Index Fd  Com                  464286848    808    79700      79700     0       0        79700        0         0
J.P. Morgan                  Com                  46625H100    318     9000       9000     0       0         9000        0         0
Keynote Securities           com                  493308100    889    76200      76200     0       0        76200        0         0
Latin Amer Equity Fund       Com                  51827Q106   1204    51500      51500     0       0        51500        0         0
Lexicon Genetics Inc Com     Com                  528872104    697   141000     141000     0       0       141000        0         0
Liberty Media Corp           Com                  530718105    770    75600      75600     0       0        75600        0         0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608   1863    58320      58320     0       0        58320        0         0
LSI Logic Corporation        Com                  502161102    895   105400     105400     0       0       105400        0         0
Lubrizol Corporation         Com                  549271104    290     6900       6900     0       0         6900        0         0
MA Health & Educ TE          Sh Ben Int           575672100    294    20000      20000     0       0        20000        0         0
Meditronic                   Com                  585055106    307     5930       5930     0       0         5930        0         0
Merck&Co Inc                 Com                  589331107    210     6833       6833     0       0         6833        0         0
MS/DW Incm                   Com                  61745P874    786    49300      49300     0       0        49300        0         0
Network Engines, Inc.        Com                  64121A107    320   180000     180000     0       0       180000        0         0
New Amer High Income Fd      Com                  641876107    156    73667      73667     0       0        73667        0         0
Newmont Mining               Com                  651639106   1430    36632      36632     0       0        36632        0         0
Nortel Networks              Com                  656568102     31    12015      12015     0       0        12015        0         0
Nuveen Calif Mun Value Fd    Com                  67062C107    106    10802      10802     0       0        10802        0         0
Nuveen Mass Prem Inc         Com                  67061E108    279    17400      17400     0       0        17400        0         0
Occidental Petro Crp         Com                  674599105   2777    36100      36100     0       0        36100        0         0
Pfizer Inc                   Com                  717081103    722    26184      26184     0       0        26184        0         0
Pioneer High income Trust    Com                  72369A106    431    26200      26200     0       0        26200        0         0
Putnam Mgmt Muni Tr          Com                  746823103    137    17500      17500     0       0        17500        0         0
Scudder Global               Com                  81115E101    249    32100      32100     0       0        32100        0         0
Scudder High Income Tr       Com                  48841G106    283    38700      38700     0       0        38700        0         0
Senior High Income Portfolio Com                  81721E107    638   107000     107000     0       0       107000        0         0
Telcom NewZealand            Sponsored ADR        879278208    649    19308      19308     0       0        19308        0         0
Telefo de Mex'L              Sp ADR REP ORD       879403780    343    18164      18164     0       0        18164        0         0
Tellabs, Inc.                Com                  879664100    546    62800      62800     0       0        62800        0         0
Thermo Electron Corp         Com                  883556102   1204    44825      44825     0       0        44825        0         0
Toreador Resources Cp        Com                  891050106  11563   476050     476050     0       0       476050        0         0
TXU Corporation              Com                  873168108    465     5600       5600     0       0         5600        0         0
Ulticom, Inc.                Com                  903844108    143    13500      13500     0       0        13500        0         0
Verizon Comm                 Com                  92343V104    571    16540      16540     0       0        16540        0         0
Wyeth                        Com                  983024100    233     5235       5235     0       0         5235        0         0
Xcel Energy                  Com                  98389B100    664    34040      34040     0       0        34040        0         0


